Segmental analysis - Notable items (Details) - USD ($) $ in Millions			6 Months Ended
		Mar. 13, 2023	Jun. 30, 2023	Jun. 30, 2022
Revenue
disposals, acquisitions and related costs			$ 3,321	$ (288)
fair value movements on financial instruments			15	(371)
restructuring and other related costs			0	68
Operating expenses
Disposals, acquisitions and related costs			(118)	0
Reversal of provisions for cost of restructuring			47
Restructuring and other related costs				(1,040)
Gain recognised in bargain purchase transaction	[1],[2]		1,507	$ 0
Silicon Valley Bank UK Limited
Operating expenses
Gain recognised in bargain purchase transaction		$ 1,507	1,500
France disposal group
Operating expenses
Reversal of impairment loss recognised in profit or loss			$ 2,100

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Provisional gain of $1.5bn recognised in respect of the acquisition of SVB UK.